CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,317	[1]	$ 1,923
Short-term deposit	2,769		0
Accounts receivable (Note 5)	742		312
Prepaid expenses	46		69
Total current assets	4,874		2,304
Long-Term Assets:
Prepaid expenses	17		17
Severance pay fund	172		109
Total long-term assets	189		126
Property And Equipment, Net (Note 6)	247		314
Total assets	5,310		2,744
LIABILITIES AND STOCKHOLDERS' EQUITY
Trade payables	358		244
Accrued expenses	605		750
Other accounts payable	176		141
Total current liabilities	1,139		1,135
Accrued Severance Pay	189		121
Total liabilities	1,328		1,256
Stockholders' Equity:
Stock capital: (Note 8) Common stock $0.00005 par value - Authorized: 800,000,000 shares at December 31, 2012 and December 31, 2011; Issued and outstanding: 150,085,035 and 126,444,309 shares	7		6
Additional paid-in-capital	51,483		45,560
Deficit accumulated during the development stage	(47,508)		(44,078)
Total stockholders' equity	3,982		1,488
Total liabilities and stockholders' Equity	$ 5,310		$ 2,744

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.